Property and Equipment, Net - Schedule of Property and Equipment (Details) (10-K) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment, Gross	$ 6,435,504	$ 6,435,276	$ 10,793,879
Less: accumulated depreciation	(5,457,287)	(5,424,475)	(9,861,911)
Total property and equipment, net	996,217	1,010,801	875,919
Land [Member]
Property, Plant and Equipment, Gross	79,100	79,100	79,100
Buildings - Rental Property [Member]
Property, Plant and Equipment, Gross	463,635	463,635	445,635
Building Improvements [Member]
Property, Plant and Equipment, Gross	800,225	800,225	766,859
Equipment and Machinery [Member]
Property, Plant and Equipment, Gross	4,141,145	4,122,917	3,917,080
Furniture and Fixtures [Member]
Property, Plant and Equipment, Gross	368,137	368,137	387,836
Computer Software [Member]
Property, Plant and Equipment, Gross			23,518
Molds [Member]
Property, Plant and Equipment, Gross	79,300	79,300	4,651,889
Vehicles [Member]
Property, Plant and Equipment, Gross	$ 521,962	$ 521,962	$ 521,962